Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10. Leases

Leases consisted of the following:

	December 31,
	2024	2023

	(in US$’000)
Right-of-use assets
Offices (note)	4,180	3,321
Factories	—	113
Warehouse	—	1,061
Others	317	170
Total right-of-use assets	4,497	4,665
Lease liabilities, current portion	2,925	3,927
Lease liabilities, non-current portion	4,089	2,860
Total lease liabilities	7,014	6,787

Note: Includes US$1.0 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2027 in which the contract has a termination option with 1-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2024	2023

	(in US$’000)
Lease expenses:
Short-term leases with lease terms equal or less than 12 months	208	203
Leases with lease terms greater than 12 months	4,541	5,314
Impairment	1,889	2,088
	6,638	7,605
Cash paid on lease liabilities	5,089	5,461
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	5,356	3,429
Non-cash: Lease liabilities changed in relation to modifications and terminations	(160)	—

Lease contracts are typically within a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2024 was 2.54 years and 3.25% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2023 was 2.49 years and 2.92% respectively.

Future lease payments are as follows:

December 31,
2024
(in US$’000)
Lease payments:
Not later than 1 year	3,101
Between 1 to 2 years	2,710
Between 2 to 3 years	1,269
Between 3 to 4 years	174
Between 4 to 5 years	37
Total lease payments	7,291
Less: Discount factor	(277)
Total lease liabilities	7,014